Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of borrowing costs [Abstract]
Schedule of short-term debt

Short-term Debt	December 31, 2019	December 31, 2018
($ millions)
Commercial paper(1)	550	200
(1) The commercial paper is supported by the Company’s syndicated credit facilities and the Company is authorized to issue commercial paper up to a maximum of $1.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2019 was 1.98% per annum (December 31, 2018 – 2.20%).

Schedule of long-term debt

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
($ millions)
Long-term debt
5.00% notes(5)	2020	—	400	—	—
3.95% notes(1)(4)	2022	648	682	500	500
4.00% notes(1)(4)	2024	973	1,023	750	750
3.55% notes(5)	2025	750	750	—	—
3.60% notes(5)	2027	750	750	—	—
4.40% notes(1)(4)	2029	973	—	750	—
6.80% notes(1)(4)	2037	501	528	387	387
Debt issue costs(2)		(25)	(19)	—	—
Long-term debt		4,570	4,114	2,387	1,637
Long-term debt due within one year
6.15% notes(1)(3)	2019	—	410	—	300
7.25% notes(1)(4)	2019	—	1,023	—	750
5.00% notes(5)	2020	400	—	—	—
Long-term debt due within one year		400	1,433	—	1,050

(1)
The U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for Foreign Currency Risk Management.

(2)	Calculated using the effective interest rate method.
(3) The 6.15% notes represent unsecured securities under a trust indenture dated June 14, 2002.
(4) The 7.25%, the 3.95%, the 4.00%, the 4.40% and the 6.80% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(5) The 5.00%, the 3.55% and the 3.60% notes represent unsecured securities under a trust indenture dated December 21, 2009.

Reconciliation of changes of liabilities to cash flows from financing activities
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities	Lease liabilities due within one year	Lease liabilities
December 31, 2018	200	1,433	4,114	1,107	—	—
Changes from financing cash flows
Long-term debt issuance	—	—	1,000	—	—	—
Long-term debt repayment	—	(1,389)	—	—	—	—
Short-term debt issuance, net	350	—	—	—	—	—
Debt issue costs	—	—	(9)	—	—	—
Finance lease payments	—	—	—	—	(233)	—
Total change from financing cash flows	350	(1,389)	991	—	(233)	—
Other changes – liability-related
Initial recognition of lease liabilities (note 10)	—	—	—	(467)	22	1,815
Foreign exchange	—	—	(8)	(12)	—	(3)
Fair value changes	—	—	—	(4)	—	(240)
Net additions of lease liabilities	—	—	—	—	—	89
Reclassification	—	400	(400)	(114)	319	(319)
Deferred revenue	—	—	—	(42)	—	—
Amortization of debt issuance costs	—	—	5	—	—	—
Foreign exchange recognized in OCI	—	(44)	(132)	—	—	—
Other	—	—	—	(14)	1	11
Total other changes – liability related	—	356	(535)	(653)	342	1,353
December 31, 2019	550	400	4,570	454	109	1,353